Cover	Dec. 02, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity File Number	001-40450
Entity Registrant Name	OceanTech Acquisitions I Corp.
Entity Central Index Key	0001846809
Entity Tax Identification Number	85-2122558
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 Madison Avenue
Entity Address, Address Line Two	Suite 8133
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	929
Local Phone Number	412-1272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one redeemable Warrant
Trading Symbol	OTECU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	OTEC
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	OTECW
Security Exchange Name	NASDAQ